Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accruals and reserves	$ 309	$ 30
Stock-based compensation	191	55
Net operating loss carryforward	20,082	13,945
Research and development credits	3,323	1,833
Valuation allowance	(23,875)	(15,818)
Total deferred tax assets	30	45
Deferred tax liabilities:
Depreciation and amortization	(30)	(45)
Total deferred tax liabilities	(30)	(45)
Net deferred tax assets (liabilities)